UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Corriente Advisors, LLC
Address:       201 Main Street
               Suite 1800
               Fort Worth, TX  76102


Form 13F File Number:         28-12875
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Yatrik Munshi
Title:          Chief Operating Officer
Phone:          (817) 870-0400

Signature, Place and Date of Signing:

 /s/ Yatrik Munshi                 Fort Worth, TX              August 15, 2011
 ------------------                --------------             -----------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                       11
                                               ---------------------------------

Form 13F Information Table Value Total:                     $106,837
                                               ---------------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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

                                                          CORRIENTE ADVISORS, LLC
                                                        FORM 13F INFORMATION TABLE
                                                       Quarter Ended June 30, 2011

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                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------
ALLIED IRISH BKS P L C     SPON ADR ORD   019228808   1,591   747,142  SH                           747,142
DRAGONWAVE INC             COM            26144M103   1,990   328,959  SH                           328,959
FAMILY DLR STORES INC      COM            307000109   3,732    71,000  SH                            71,000
ISHARES SILVER TRUST       ISHARES        46428Q109   3,384   100,000  SH  CALL                     100,000
ISHARES SILVER TRUST       ISHARES        46428Q109   3,384   100,000  SH                           100,000
ISHARES TR                 RUSSELL 2000   464287655  67,565   816,000  SH  PUT                      816,000
KKR & CO L P DEL           COM UNITS      48248M102   4,141   253,761  SH                           253,761
MICROSOFT CORP             COM            594918104   5,720   220,000  SH                           220,000
PFIZER INC                 COM            717081103   2,060   100,000  SH                           100,000
SPDR S&P 500 ETF TR        TR UNIT        78462F103  13,197   100,000  SH                           100,000
SPRINT NEXTEL CORP         COM SER 1      852061100      73    13,500  SH                            13,500

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